COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES	12 Months Ended
Dec. 31, 2013
COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES
COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES

NOTE 13—COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES

        On August 12, 2011, the Company's Board of Directors approved a repurchase program of up to $20 million of its ordinary shares outstanding over the 12 months through August 15, 2012. In the third quarter of 2012, the Company's Board of Directors had approved the extension of the repurchase program to August 2013. As of December 31, 2012, the Company has repurchased 12,524,614 shares (or 4,174,875 after reverse share split) at the cost of $15.1 million under this program. The Company did terminate this program due to expiration during the year 2013. On April 15, 2012, the Company and Smart Frontier, a sole shareholder of iTV, exercised the common stock repurchase rights according to the Share Exchange Agreement. The transaction was effective on June 4, 2012 and the transfer was completed on June 21, 2012. Upon the execution of the repurchase rights, 4,473,272 (or 1,491,091 after reverse share split) UTStarcom ordinary shares previously held by Smart Frontier were transferred back to the Company as treasury shares with a carrying value of $5.3 million, for details refer to "Note 8—Goodwill and Purchased Intangible Assets." On November 30, 2012, the Company announced a commencement of a tender offer (the Tender Offer) to purchase up to 25,000,000 (or 8,333,333 after reverse share split) of its ordinary shares at a price of $1.2 (or $3.6 after reverse share split) per share. The Tender Offer expired on January 3, 2013. As of January 10, 2013, the Company has accepted for purchase 25,000,000 (or 8,333,333 after reverse share split) of the Company's ordinary shares at a cost of approximately $30 million under the Tender Offer. All the repurchased shares through the tender offer have been cancelled at the purchasing date of January 10, 2013 and all the repurchased shares under the repurchase program have been classified as treasury shares of the Company.

        On January 17, 2014, The Company announced it entered into a Purchase and Sale Agreement (the "Share Purchase Agreement") with Softbank America Inc ("Softbank") and Shah Capital Opportunity Fund LP ("Shah Captial"). The transaction was consummated in the same date. Pursuant to the Share Purchase Agreement, Softbank sold its entire stake in the Company, consisting of 4,883,875 ordinary shares with par value US $0.00375 per share ("Ordinary Shares"). The Company and Shah Capital repurchased 3,883,875 and 1,000,000 ordinary shares, respectively, for a price of $2.54 per Ordinary Share for total consideration by the Company of $9.9 million.